Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment
Less: accumulated depreciation	$ (20,549)	$ (14,663)
Total property and equipment, net	33,962	38,046
Lab equipment
Property, Plant and Equipment
Property and equipment, gross	33,073	23,491
Office equipment
Property, Plant and Equipment
Property and equipment, gross	3,144	2,928
Furniture and fixtures
Property, Plant and Equipment
Property and equipment, gross	1,318	1,340
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	14,837	10,629
Assets under construction
Property, Plant and Equipment
Property and equipment, gross	$ 2,139	$ 14,321